UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22969

PALMER SQUARE OPPORTUNISTIC INCOME FUND

(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway Suite 315

Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Stacy Brice Chief Compliance Officer and Legal Counsel

1900 Shawnee Mission Parkway Suite 315

Mission Woods, KS 66205

(Name and address of agent for service)

(816) 994-3200

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Opportunistic Income Fund

(PSOIX)

SEMI-ANNUAL REPORT

JANUARY 31, 2025

Palmer Square Opportunistic Income Fund

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	29
Consolidated Statement of Operations	30
Consolidated Statements of Changes of Net Assets	31
Consolidated Statement of Cash Flows	32
Consolidated Financial Highlights	33
Notes to Consolidated Financial Statements	34
Supplemental Information	52
Expense Example	54

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Opportunistic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 16.7%
750,000	A-AP Buyer, Inc. 7.607% (3-Month Term SOFR+325 basis points), 9/9/2031[2,3,4]	$756,562
1,999,243	Accession Risk Management Group, Inc. 9.043% (3-Month Term SOFR+475 basis points), 11/1/2029[2,4,5,6]	1,996,744
732,857	Acrisure LLC 7.312% (1-Month Term SOFR+300 basis points), 11/6/2030[2,3,4]	735,576
497,500	Ahead DB Holdings LLC 7.829% (3-Month Term SOFR+350 basis points), 2/3/2031[2,3,4]	502,094
1,235,030	AI Aqua Merger Sub, Inc. 7.334% (1-Month Term SOFR+300 basis points), 7/31/2028[2,3,4]	1,239,636
742,167	Aimbridge Acquisition Co., Inc. 8.597% (1-Month Term SOFR+375 basis points), 2/2/2026[2,3,4]	472,516
750,000	Alliance Laundry Systems LLC 7.805% (1-Month Term SOFR+350 basis points), 8/19/2031[2,3,4]	754,357
600,770	Alliant Holdings Intermediate LLC 7.052% (1-Month Term SOFR+300 basis points), 9/19/2031[2,3,4]	603,362
500,000	American Rock Salt Co. LLC 12.026% (1-Month Term SOFR+725 basis points), 6/11/2029[2,4]	348,543
495,016	Amynta Agency Borrower, Inc. 7.291% (1-Month Term SOFR+300 basis points), 12/29/2031[2,3,4]	497,317
473,207	AP Gaming I LLC 8.107% (1-Month Term SOFR+400 basis points), 2/15/2029[2,3,4]	477,432
495,006	Aretec Group, Inc. 8.077% (1-Month Term SOFR+350 basis points), 8/9/2030[2,3,4]	497,947
748,116	Aspire Bakeries Holdings LLC 8.562% (1-Month Term SOFR+425 basis points), 12/23/2030[2,3,4]	761,208
744,375	AssuredPartners, Inc. 7.812% (1-Month Term SOFR+350 basis points), 2/14/2031[2,3,4]	745,827
697,032	Astoria Energy LLC 0.100% (1-Month Term SOFR+350 basis points), 12/10/2027[2,3,4]	702,967
132,389	Asurion LLC 7.676% (1-Month Term SOFR+325 basis points), 12/23/2026[2,3,4]	132,450
731,250	Autokiniton U.S. Holdings, Inc. 8.426% (1-Month Term SOFR+400 basis points), 4/6/2028[2,3,4]	731,641
498,750	B&G Foods, Inc. 8.073% (3-Month Term SOFR+350 basis points), 10/10/2029[2,3,4]	499,947
735,000	Barracuda Networks, Inc. 9.085% (6-Month Term SOFR+450 basis points), 8/15/2029[2,3,4]	649,442
463,568	Brightview Landscapes LLC 6.294% (3-Month Term SOFR+250 basis points), 4/20/2029[2,3,4]	465,209
288,750	CCI Buyer, Inc. 8.329% (3-Month Term SOFR+400 basis points), 12/17/2027[2,3,4]	290,374
497,500	Cengage Learning, Inc. 7.856% (1-Month Term SOFR+350 basis points), 11/24/2031[2,3,4]	500,657

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
497,500	Century DE Buyer LLC 7.897% (3-Month Term SOFR+350 basis points), 10/30/2030[2,3,4]	$502,371
1,488,702	CHG Healthcare Services, Inc. 7.444% (1-Month Term SOFR+300 basis points), 9/29/2028[2,3,4]	1,501,478
500,000	Clarios Global LP 1.000% (1-Month Term SOFR+275 basis points), 1/14/2032[2,3,4]	501,668
495,000	CPM Holdings, Inc. 8.837% (1-Month Term SOFR+450 basis points), 9/28/2028[2,3,4]	472,930
738,794	Creative Artists Agency LLC 7.107% (1-Month Term SOFR+275 basis points), 10/1/2031[2,3,4]	742,078
800,000	Dedalus Finance GmbH 6.418% (6-Month Euribor+375 basis points), 7/17/2027[2,4]	829,747
713,065	Dotdash Meredith, Inc. 8.172% (1-Month Term SOFR+350 basis points), 12/1/2028[2,3,4]	719,754
750,000	EAB Global, Inc. 8.944% (1-Month Term SOFR+350 basis points), 8/16/2028[2,3,4]	750,000
750,000	8.823% (1-Month Term SOFR+300 basis points), 8/16/2030[2,3,4]	751,174
720,183	ECI Macola/Max Holding LLC 7.579% (3-Month Term SOFR+325 basis points), 5/31/2030[2,3,4]	728,739
730,769	Edgewater Generation LLC 8.562% (1-Month Term SOFR+425 basis points), 8/1/2030[2,3,4]	738,764
415,644	EnergySolutions LLC 7.607% (1-Month Term SOFR+400 basis points), 9/23/2030[2,3,4]	417,722
738,590	Ensemble RCM LLC 7.585% (3-Month Term SOFR+300 basis points), 8/1/2029[2,3,4]	745,665
750,000	EP Purchaser LLC 4.500% (3-Month Term SOFR+450 basis points), 11/6/2028[2,4]	751,879
0	8.090% (3-Month Term SOFR+350 basis points), 11/6/2028[2,3,4]	—
746,250	EPIC Y-Grade Services LP 10.044% (3-Month Term SOFR+575 basis points), 6/29/2029[2,3,4]	749,720
614,253	EW Scripps Co. 7.471% (1-Month Term SOFR+300 basis points), 1/7/2028[2,3,4]	552,975
736,788	Filtration Group Corp. 7.971% (1-Month Term SOFR+350 basis points), 12/26/2028[2,3,4]	743,515
729,895	Flexera Software LLC 8.099% (1-Month Term SOFR+300 basis points), 3/3/2028[2,3,4]	736,326
703,125	Forest City Enterprises LP 7.925% (1-Month Term SOFR+350 basis points), 12/8/2025[2,3,4]	682,119
748,125	Fortress Intermediate 3, Inc. 7.857% (1-Month Term SOFR+375 basis points), 6/27/2031[2,3,4]	750,467
750,000	Gloves Buyer, Inc. 1.000% (1-Month Term SOFR+400 basis points), 1/20/2032[2,3,4]	749,846

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
748,125	Grant Thornton Advisors Holdings LLC 7.055% (1-Month Term SOFR+275 basis points), 5/30/2031[2,3,4]	$751,282
576,146	Great Outdoors Group LLC 8.221% (1-Month Term SOFR+375 basis points), 3/6/2028[2,3,4]	580,706
748,072	Grinding Media, Inc. 8.021% (1-Month Term SOFR+350 basis points), 10/12/2028[2,3,4]	752,284
500,000	GTCR Everest Borrower LLC 7.079% (3-Month Term SOFR+300 basis points), 9/5/2031[2,3,4]	501,703
489,500	Hamilton Projects Acquiror LLC 7.312% (1-Month Term SOFR+375 basis points), 5/30/2031[2,3,4]	494,189
740,625	HireRight Holdings Corp. 8.312% (3-Month Term SOFR+400 basis points), 9/30/2030[2,3,4]	745,832
740,578	Howden Group Holdings Ltd. 7.857% (1-Month Term SOFR+350 basis points), 4/18/2030[2,4,7]	744,629
495,016	HUB International Ltd. 7.043% (3-Month Term SOFR+275 basis points), 6/20/2030[2,3,4]	497,421
734,800	Hudson River Trading LLC 7.297% (1-Month Term SOFR+300 basis points), 3/18/2030[2,3,4]	738,988
500,000	Hunter Douglas, Inc. 7.553% (3-Month Term SOFR+325 basis points), 1/20/2032[2,3,4]	503,335
742,499	INEOS Enterprises Holdings U.S. Finco LLC 8.364% (3-Month Term SOFR+375 basis points), 7/8/2030[2,3,4]	744,823
457,279	INEOS U.S. Finance LLC 7.562% (1-Month Term SOFR+325 basis points), 2/19/2030[2,3,4]	457,853
443,250	INEOS U.S. Petrochem LLC 8.207% (1-Month Term SOFR+375 basis points), 3/1/2030[2,3,4]	444,637
628,964	Ivanti Software, Inc. 8.817% (3-Month Term SOFR+425 basis points), 12/1/2027[2,3,4]	467,792
748,125	Kestrel Acquisition LLC 7.829% (1-Month Term SOFR+350 basis points), 11/6/2031[2,3,4]	753,657
746,250	LBM Acquisition LLC 8.297% (1-Month Term SOFR+375 basis points), 6/6/2031[2,3,4]	737,926
750,000	Leia Finco U.S. LLC 7.535% (3-Month Term SOFR+325 basis points), 10/9/2031[2,3,4]	751,522
1,113,509	Lightstone Holdco LLC 10.335% (3-Month Term SOFR+575 basis points), 1/29/2027[2,3,4]	1,127,433
62,982	10.335% (3-Month Term SOFR+575 basis points), 1/29/2027[2,3,4]	63,769
496,250	Lorca Co.-Borrower LLC 7.829% (3-Month Term SOFR+350 basis points), 4/17/2031[2,3,4]	499,352
748,120	Mariner Wealth Advisors LLC 7.845% (3-Month Term SOFR+275 basis points), 8/18/2028[2,3,4]	751,628
731,546	Medical Solutions Holdings, LLC 8.185% (3-Month Term SOFR+325 basis points), 11/1/2028[2,3,4]	521,534

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
669,506	Medline Borrower LP 6.562% (1-Month Term SOFR+225 basis points), 10/23/2028[2,3,4]	$677,038
739,506	MH Sub I LLC 8.823% (1-Month Term SOFR+425 basis points), 5/3/2028[2,3,4]	732,806
748,125	Mitchell International, Inc. 7.562% (1-Month Term SOFR+325 basis points), 6/17/2031[2,3,4]	748,660
731,283	NAB Holdings LLC 7.079% (3-Month Term SOFR+275 basis points), 11/24/2028[2,3,4]	736,826
746,255	Nexus Buyer LLC 8.357% (1-Month Term SOFR+400 basis points), 7/31/2031[2,3,4]	749,605
488,548	Nouryon Finance B.V. 7.657% (3-Month Term SOFR+325 basis points), 4/3/2028[2,3,4,7]	493,357
497,503	OMNIA Partners LLC 7.050% (1-Month Term SOFR+375 basis points), 7/25/2030[2,3,4]	500,379
746,250	OneDigital Borrower LLC 7.315% (1-Month Term SOFR+325 basis points), 7/2/2031[2,3,4]	750,175
497,503	Outcomes Group Holdings, Inc. 7.607% (1-Month Term SOFR+350 basis points), 5/6/2031[2,3,4]	504,292
617,203	Ovg Business Services LLC 7.312% (1-Month Term SOFR+300 basis points), 6/25/2031[2,3,4]	621,832
750,000	Peer Holding III B.V. 7.329% (3-Month Term SOFR+325 basis points), 10/28/2030[2,3,4,7]	754,999
726,648	Peraton Corp. 8.162% (1-Month Term SOFR+375 basis points), 2/1/2028[2,3,4]	681,825
716,322	Petco Health & Wellness Co., Inc. 7.840% (3-Month Term SOFR+325 basis points), 3/6/2028[2,3,4]	689,872
744,384	Phoenix Guarantor, Inc. 6.896% (1-Month Term SOFR+250 basis points), 2/21/2031[2,3,4]	748,203
731,108	PODS LLC 7.847% (3-Month Term SOFR+300 basis points), 3/31/2028[2,3,4]	668,324
729,375	Pre-Paid Legal Services, Inc. 8.221% (1-Month Term SOFR+375 basis points), 12/15/2028[2,3,4]	735,101
744,384	Project Alpha Intermediate Holding, Inc. 7.579% (1-Month Term SOFR+325 basis points), 10/28/2030[2,3,4]	752,487
500,000	5.000% (1-Month Term SOFR+500 basis points), 11/22/2032[2,3,4]	505,625
746,154	Project Boost Purchaser LLC 8.147% (3-Month Term SOFR+350 basis points), 7/16/2031[2,3,4]	752,761
300,424	Prometric Holdings, Inc. 9.221% (1-Month Term SOFR+475 basis points), 1/31/2028[2,3,4]	304,884
750,000	Proofpoint, Inc. 7.357% (1-Month Term SOFR+300 basis points), 8/31/2028[2,3,4]	755,392
496,225	Propulsion BC Newco LLC 7.579% (1-Month Term SOFR+325 basis points), 9/14/2029[2,3,4]	501,631

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
50,000	Raven Acquisition Holdings LLC 3.250% (1-Month Term SOFR+325 basis points), 11/20/2031[2,3,4]	$50,232
700,000	7.607% (1-Month Term SOFR+325 basis points), 11/20/2031[2,3,4]	703,252
729,271	RealPage, Inc. 7.590% (1-Month Term SOFR+300 basis points), 4/24/2028[2,3,4]	729,501
727,444	Red Planet Borrower LLC 7.870% (1-Month Term SOFR+350 basis points), 9/29/2028[2,3,4]	719,489
740,644	Renaissance Holdings Corp. 8.357% (1-Month Term SOFR+400 basis points), 4/8/2030[2,3,4]	740,899
740,644	Rocket Software, Inc. 8.607% (1-Month Term SOFR+475 basis points), 11/28/2028[2,3,4]	750,928
500,000	Rohm Holding GmbH 8.590% (6-Month Euribor+500 basis points), 1/29/2029[2,3,4]	502,264
750,000	TCP Sunbelt Acquisition Co. 8.771% (1-Month Term SOFR+425 basis points), 10/24/2031[2,3,4]	757,346
748,125	Touchdown Acquirer, Inc. 7.579% (3-Month Term SOFR+325 basis points), 2/21/2031[2,3,4]	751,166
884,208	Traverse Midstream Partners LLC 8.085% (3-Month Term SOFR+350 basis points), 2/16/2028[2,3,4]	890,839
457,242	UGI Energy Services LLC 6.857% (1-Month Term SOFR+250 basis points), 2/22/2030[2,3,4]	461,338
734,740	UKG, Inc. 7.300% (3-Month Term SOFR+350 basis points), 2/10/2031[2,3,4]	739,938
731,250	Univision Communications, Inc. 8.579% (3-Month Term SOFR+425 basis points), 6/25/2029[2,3,4]	739,477
550,000	VFH Parent LLC 7.107% (1-Month Term SOFR+275 basis points), 6/23/2031[2,3,4]	553,163
580,500	Vision Solutions, Inc. 8.552% (3-Month Term SOFR+400 basis points), 4/24/2028[2,3,4]	576,872
748,125	VS Buyer LLC 7.360% (1-Month Term SOFR+275 basis points), 4/14/2031[2,3,4]	753,272
970,234	Wave Distribution Holdings LLC 7.925% (1-Month Term SOFR+350 basis points), 3/5/2027[2,3,4]	979,194
995,000	Wec U.S. Holdings Ltd. 6.559% (1-Month Term SOFR+275 basis points), 1/27/2031[2,3,4]	998,980
5,037	Wellpath Holdings, Inc. 11.510% (6-Month Term SOFR+725 basis points), 6/9/2025[2,4]	5,112
4,848	11.109% (6-Month Term SOFR+725 basis points), 10/1/2025[2,4]	4,920
150,000	14.319% (3-Month USD Libor+900 basis points), 10/1/2026[2,3,4]	2,100
731,288	Whatabrands LLC 6.857% (1-Month Term SOFR+250 basis points), 8/3/2028[2,3,4]	734,918
497,445	Zacapa SARL 8.355% (1-Month Term SOFR+375 basis points), 3/22/2029[2,3,4,7]	501,228

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
748,125	Zegona Finance LLC 0.000% (1-Month Term SOFR+425 basis points), 7/16/2029[2,3,4]	$757,477
744,375	Zelis Payments Buyer, Inc. 7.107% (1-Month Term SOFR+275 basis points), 9/28/2029[2,3,4]	747,286
	TOTAL BANK LOANS (Cost $72,766,591)	72,630,305
	BONDS — 85.1%
	ASSET-BACKED SECURITIES — 75.5%
1,000,000	522 Funding CLO Ltd. Series 2020-6A, Class F, 12.592% (3-Month Term SOFR+830.16 basis points), 10/23/2034[3,4,8]	984,599
1,500,000	Series 2019-5A, Class ER, 11.062% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,485,283
2,000,000	AGL CLO Ltd. Series 2022-23A, Class A, 6.493% (3-Month Term SOFR+220 basis points), 1/20/2036[3,4,8]	2,008,044
1,000,000	Aimco CLO Ltd. Series 2020-11A, Class D2R2, 8.503% (3-Month Term SOFR+420 basis points), 7/17/2037[3,4,8]	1,017,781
1,000,000	AIMCO CLO Ltd. Series 2019-10A, Class ARR, 5.700% (3-Month Term SOFR+141 basis points), 7/22/2037[3,4,8]	1,003,968
1,500,000	Alinea CLO Ltd. Series 2018-1A, Class DR, 0.000% (3-Month Term SOFR+225 basis points), 7/20/2031[3,4,8]	1,500,000
1,500,000	Series 2018-1A, Class D, 7.655% (3-Month Term SOFR+336.16 basis points), 7/20/2031[3,4,8]	1,509,583
1,000,000	Anchorage Capital CLO Ltd. Series 2020-16A, Class A1R2, 0.000% (3-Month Term SOFR+125 basis points), 1/19/2038[3,4,8]	1,000,000
1,050,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.093% (3-Month Term SOFR+280 basis points), 7/20/2031[3,4,8]	1,053,973
2,250,000	Apidos CLO Series 2017-28A, Class C, 7.055% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,8]	2,260,732
1,250,000	Series 2017-28A, Class D, 10.055% (3-Month Term SOFR+576.16 basis points), 1/20/2031[3,4,8]	1,259,875
1,000,000	Series 2013-12A, Class ER, 9.964% (3-Month Term SOFR+566.16 basis points), 4/15/2031[3,4,8]	1,008,845
1,750,000	Series 2015-20A, Class DR, 10.269% (3-Month Term SOFR+596.16 basis points), 7/16/2031[3,4,8]	1,761,398

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series XXXA, Class CR, 7.293% (3-Month Term SOFR+300 basis points), 10/18/2031[3,4,8]	$1,505,931
1,500,000	Apidos CLO Series 2018-29A, Class C, 7.312% (3-Month Term SOFR+301.16 basis points), 7/25/2030[3,4,8]	1,507,288
1,000,000	Series 2020-33A, Class ER, 10.908% (3-Month Term SOFR+661.16 basis points), 10/24/2034[3,4,8]	1,007,083
2,000,000	Ares CLO Ltd. Series 2018-47A, Class D, 7.264% (3-Month Term SOFR+296.16 basis points), 4/15/2030[3,4,8]	2,011,422
2,150,000	Series 2018-50A, Class D, 7.464% (3-Month Term SOFR+316.16 basis points), 1/15/2032[3,4,8]	2,158,990
1,000,000	Bain Capital Credit CLO Series 2018-2A, Class DR, 7.243% (3-Month Term SOFR+295 basis points), 7/19/2031[3,4,8]	1,004,480
2,000,000	Bain Capital Credit CLO Ltd. Series 2022-2A, Class A1, 5.610% (3-Month Term SOFR+132 basis points), 4/22/2035[3,4,8]	2,006,638
750,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 11.314% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,8]	759,462
1,100,000	Series 2023-23A, Class D, 12.470% (3-Month Term SOFR+817 basis points), 4/25/2036[3,4,8]	1,122,998
1,000,000	Series 2020-14A, Class DR, 10.143% (3-Month Term SOFR+585 basis points), 7/20/2037[3,4,8]	1,016,002
2,500,000	Barings CLO Ltd. Series 2018-4A, Class D, 7.464% (3-Month Term SOFR+316.16 basis points), 10/15/2030[3,4,8]	2,512,814
1,000,000	Series 2015-2A, Class DR, 7.505% (3-Month Term SOFR+321.16 basis points), 10/20/2030[3,4,8]	1,006,181
1,775,000	Series 2015-2A, Class ER, 11.005% (3-Month Term SOFR+671.16 basis points), 10/20/2030[3,4,8]	1,772,969
1,000,000	Series 2015-IA, Class DR, 7.155% (3-Month Term SOFR+286.16 basis points), 1/20/2031[3,4,8]	1,005,234
1,000,000	Series 2024-5A, Class D1, 7.353% (3-Month Term SOFR+300 basis points), 7/15/2038[3,4,8]	1,024,991
1,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 6.323% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	1,559,063
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 8.008% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,8]	493,426

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 7.305% (3-Month Term SOFR+301.16 basis points), 4/20/2031[3,4,8]	$1,005,931
500,000	Benefit Street Partners CLO Ltd. Series 2015-8A, Class DR, 10.155% (3-Month Term SOFR+586.16 basis points), 1/20/2031[3,4,8]	501,087
1,000,000	Series 2019-18A, Class DR, 7.964% (3-Month Term SOFR+366.16 basis points), 10/15/2034[3,4,8]	1,007,571
1,500,000	Series 2020-21A, Class ER, 11.264% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,8]	1,513,271
1,000,000	Series 2019-18A, Class ER, 11.314% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,8]	1,012,815
1,000,000	Series 2019-17A, Class D1R2, 7.452% (3-Month Term SOFR+315 basis points), 10/15/2037[3,4,8]	1,010,464
2,000,000	Series 2022-28A, Class AR, 5.643% (3-Month Term SOFR+135 basis points), 10/20/2037[3,4,8]	2,016,130
2,500,000	Series 2022-27A, Class AR, 5.663% (3-Month Term SOFR+137 basis points), 10/20/2037[3,4,8]	2,509,686
1,000,000	Series 2022-27A, Class D1R, 7.443% (3-Month Term SOFR+315 basis points), 10/20/2037[3,4,8]	1,021,717
2,000,000	Series 2024-37A, Class A, 5.698% (3-Month Term SOFR+135 basis points), 1/25/2038[3,4,8]	2,010,913
1,500,000	Series 2024-36A, Class D1, 7.364% (3-Month Term SOFR+295 basis points), 1/25/2038[3,4,8]	1,532,661
1,000,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 8.812% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,8]	1,004,903
1,000,000	BlueMountain Fuji U.S. CLO Ltd. Series 2017-3A, Class D, 6.964% (3-Month Term SOFR+266.16 basis points), 1/15/2030[3,4,8]	1,005,323
1,000,000	Bristol Park CLO Ltd. Series 2016-1A, Class ER, 11.564% (3-Month Term SOFR+726.16 basis points), 4/15/2029[3,4,8]	1,003,714
750,000	Bryant Park Funding Ltd. Series 2023-21A, Class E, 12.763% (3-Month Term SOFR+847 basis points), 10/18/2036[3,4,8]	775,083
1,000,000	Series 2024-22A, Class D, 8.602% (3-Month Term SOFR+430 basis points), 4/15/2037[3,4,8]	1,010,029
1,000,000	Series 2024-22A, Class E, 11.432% (3-Month Term SOFR+713 basis points), 4/15/2037[3,4,8]	1,026,751
1,000,000	Series 2024-23A, Class E, 11.253% (3-Month Term SOFR+673 basis points), 5/15/2037[3,4,8]	1,022,468

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,125,000	Series 2021-17RA, Class D1R, 7.543% (3-Month Term SOFR+325 basis points), 1/20/2038[3,4,8]	$1,133,577
1,000,000	Series 2021-17RA, Class ER, 11.223% (3-Month Term SOFR+693 basis points), 1/20/2038[3,4,8]	1,029,098
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 7.299% (3-Month Term SOFR+301.16 basis points), 1/30/2031[3,4,8]	502,308
1,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-1A, Class DR, 11.258% (3-Month Term SOFR+674.16 basis points), 8/14/2030[3,4,8]	1,006,431
750,000	Series 2014-1A, Class DR, 7.164% (3-Month Term SOFR+286.16 basis points), 4/17/2031[3,4,8]	753,340
2,000,000	Series 2014-2RA, Class C, 7.585% (3-Month Term SOFR+306.16 basis points), 5/15/2031[3,4,8]	2,007,050
1,500,000	Series 2012-4A, Class DR3, 7.790% (3-Month Term SOFR+350 basis points), 4/22/2032[3,4,8]	1,503,575
2,000,000	CBAM Ltd. Series 2017-4A, Class D, 7.164% (3-Month Term SOFR+286.16 basis points), 1/15/2031[3,4,8]	2,010,173
2,500,000	Series 2018-5A, Class D, 7.064% (3-Month Term SOFR+276.16 basis points), 4/17/2031[3,4,8]	2,507,506
2,000,000	Cedar Funding CLO Ltd. Series 2018-7A, Class DR, 7.043% (3-Month Term SOFR+275 basis points), 1/20/2031[3,4,8]	2,005,709
2,000,000	Series 2014-4A, Class AR3, 5.619% (3-Month Term SOFR+134 basis points), 1/23/2038[3,4,8]	2,012,050
1,000,000	Series 2014-4A, Class DR3, 7.579% (3-Month Term SOFR+330 basis points), 1/23/2038[3,4,8]	1,027,466
2,000,000	CIFC European Funding CLO Series 3X, Class D, 6.385% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	2,086,307
2,000,000	CIFC Funding Ltd. Series 2015-3A, Class ER, 9.505% (3-Month Term SOFR+521.16 basis points), 4/19/2029[3,4,8]	2,005,910
1,000,000	Series 2013-1A, Class DR, 11.219% (3-Month Term SOFR+691.16 basis points), 7/16/2030[3,4,8]	1,000,249
2,000,000	Series 2017-4A, Class D, 10.658% (3-Month Term SOFR+636.16 basis points), 10/24/2030[3,4,8]	2,018,200
1,000,000	Series 2013-3RA, Class D, 10.458% (3-Month Term SOFR+616.16 basis points), 4/24/2031[3,4,8]	1,010,684
1,500,000	Series 2013-4A, Class DRR, 7.362% (3-Month Term SOFR+306.16 basis points), 4/27/2031[3,4,8]	1,509,554

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2013-4A, Class ERR, 10.012% (3-Month Term SOFR+571.16 basis points), 4/27/2031[3,4,8]	$1,004,689
1,500,000	Series 2018-3A, Class D, 7.405% (3-Month Term SOFR+311.16 basis points), 7/18/2031[3,4,8]	1,509,604
500,000	Series 2018-3A, Class E, 10.055% (3-Month Term SOFR+576.16 basis points), 7/18/2031[3,4,8]	498,892
997,000	Series 2014-3A, Class ER2, 10.652% (3-Month Term SOFR+636.16 basis points), 10/22/2031[3,4,8]	1,007,624
1,500,000	Series 2019-6A, Class A1R, 5.758% (3-Month Term SOFR+145 basis points), 7/16/2037[3,4,8]	1,511,832
1,000,000	Series 2021-4A, Class AR, 5.650% (3-Month Term SOFR+136 basis points), 7/23/2037[3,4,8]	1,003,476
1,000,000	Series 2018-1A, Class D1R, 7.274% (3-Month Term SOFR+280 basis points), 1/18/2038[3,4,8]	1,018,947
1,000,000	Clear Creek CLO Series 2015-1A, Class DR, 7.505% (3-Month Term SOFR+321.16 basis points), 10/20/2030[3,4,8]	1,003,946
1,000,000	Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class E, 10.484% (3-Month Term SOFR+615 basis points), 1/15/2038[3,4,8]	1,011,157
1,000,000	Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class D, 7.434% (3-Month Term SOFR+310 basis points), 1/15/2038[3,4,8]	1,021,937
1,250,000	Crestline Denali CLO Ltd. Series 2017-1A, Class D, 8.285% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,8]	1,258,723
1,000,000	Series 2016-1A, Class DR, 7.902% (3-Month Term SOFR+361.16 basis points), 10/23/2031[3,4,8]	1,004,093
2,000,000	Cumulus Static CLO Series 2024-1A, Class E, 9.263% (3-Month Euribor+624 basis points), 11/15/2033[3,4,8]	2,084,137
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 5.991% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	1,828,470
1,000,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 7.314% (3-Month Term SOFR+301.16 basis points), 4/15/2031[3,4,8]	1,000,000
1,500,000	Series 2016-1A, Class ER, 10.464% (3-Month Term SOFR+616.16 basis points), 4/15/2031[3,4,8]	1,508,538
1,500,000	Dewolf Park CLO Ltd. Series 2017-1A, Class E, 10.764% (3-Month Term SOFR+646.16 basis points), 10/15/2030[3,4,8]	1,506,250

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
4,000,000	Dryden CLO Ltd. Series 2020-86A, Class SUB, 0.000%, 7/17/2030[3,8,9]	$1,632,984
750,000	Series 2018-65A, Class D, 7.655% (3-Month Term SOFR+336.16 basis points), 7/18/2030[3,4,8]	753,854
995,000	Series 2018-57A, Class D, 7.335% (3-Month Term SOFR+281.16 basis points), 5/15/2031[3,4,8]	995,000
330,000	Series 2018-57A, Class E, 9.985% (3-Month Term SOFR+546.16 basis points), 5/15/2031[3,4,8]	330,000
1,025,000	Series 2019-80A, Class DR, 7.403% (3-Month Term SOFR+310 basis points), 1/17/2033[3,4,8]	1,002,515
1,000,000	Series 2020-77A, Class FR, 12.373% (3-Month Term SOFR+785.16 basis points), 5/20/2034[3,4,8]	917,021
1,000,000	Dryden Euro CLO Series 2013-29X, Class B2RE, 2.050%, 7/15/2032[3]	1,016,384
2,600,000	Dryden Leveraged CLO 5.150%, 1/19/2038	2,735,354
3,000,000	Dryden Senior Loan Fund Series 2013-30A, Class DR, 7.385% (3-Month Term SOFR+286.16 basis points), 11/15/2028[3,4,8]	3,008,875
1,000,000	Series 2013-30A, Class FR, 12.035% (3-Month Term SOFR+751.16 basis points), 11/15/2028[3,4,8]	730,716
1,875,000	Series 2015-38A, Class DR, 7.564% (3-Month Term SOFR+326.16 basis points), 7/15/2030[3,4,8]	1,885,787
1,000,000	Series 2017-49A, Class DR, 7.955% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,8]	1,004,219
975,000	Series 2016-45A, Class DRR, 7.352% (3-Month Term SOFR+305 basis points), 10/15/2030[3,4,8]	979,028
1,575,000	Eaton Vance CLO Ltd. Series 2015-1A, Class DR, 7.055% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,8]	1,580,679
2,250,000	Series 2013-1A, Class D3R, 11.364% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,8]	2,268,906
1,000,000	Series 2020-2A, Class ER2, 10.802% (3-Month Term SOFR+650 basis points), 10/15/2037[3,4,8]	1,028,937
2,500,000	Elmwood CLO Ltd. Series 2022-1A, Class E, 10.643% (3-Month Term SOFR+635 basis points), 4/20/2035[3,4,8]	2,530,574
1,500,000	Series 2022-8A, Class FR, 12.043% (3-Month Term SOFR+775 basis points), 10/20/2036[3,4,8]	1,514,289
3,500,000	Series 2020-1A, Class AR, 5.753% (3-Month Term SOFR+146 basis points), 4/18/2037[3,4,8]	3,512,585

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Series 2020-3A, Class ARR, 5.673% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,8]	$2,509,852
1,000,000	Series 2019-3A, Class A1RR, 5.673% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,8]	1,006,593
2,500,000	Empower CLO Ltd. Series 2022-1A, Class A1R, 5.683% (3-Month Term SOFR+139 basis points), 10/20/2037[3,4,8]	2,509,684
1,500,000	Series 2022-1A, Class D1R, 7.293% (3-Month Term SOFR+300 basis points), 10/20/2037[3,4,8]	1,532,618
5,425,000	Flatiron CLO Ltd. Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,8,9]	312,480
8,000,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,8,9]	3,627,441
750,000	Series 2021-2A, Class E, 10.764% (3-Month Term SOFR+646.16 basis points), 10/15/2034[3,4,8]	753,194
1,000,000	Series 2020-1A, Class ER, 10.971% (3-Month Term SOFR+645 basis points), 5/20/2036[3,4,8]	1,012,948
1,000,000	Galaxy CLO Ltd. Series 2018-26A, Class F, 12.775% (3-Month Term SOFR+826.16 basis points), 11/22/2031[3,4,8]	1,001,877
1,000,000	Series 2023-32A, Class E, 11.623% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,8]	1,032,364
2,000,000	Generate CLO Ltd. Series 3A, Class D2R, 9.193% (3-Month Term SOFR+490 basis points), 10/20/2036[3,4,8]	2,069,049
1,250,000	Series 7A, Class D1R, 8.290% (3-Month Term SOFR+400 basis points), 4/22/2037[3,4,8]	1,284,538
750,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 7.994% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	785,974
1,000,000	GoldenTree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 7.093% (3-Month Term SOFR+280 basis points), 10/20/2032[3,4,8]	1,003,784
1,000,000	Series 2020-7A, Class FR, 12.305% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,8]	1,000,052
1,000,000	Series 2021-9A, Class FR, 12.753% (3-Month Term SOFR+846 basis points), 4/20/2037[3,4,8]	1,007,738
1,250,000	Goldentree Loan Opportunities Ltd. Series 2016-12A, Class DR, 7.455% (3-Month Term SOFR+316.16 basis points), 7/21/2030[3,4,8]	1,253,050
1,500,000	GoldenTree Loan Opportunities Ltd. Series 2016-12A, Class ER, 9.955% (3-Month Term SOFR+566.16 basis points), 7/21/2030[3,4,8]	1,505,763

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Golub Capital Partners CLO Ltd. Series 2024-74A, Class A, 5.800% (3-Month Term SOFR+150 basis points), 7/25/2037[3,4,8]	$1,515,705
500,000	Greenwood Park CLO Ltd. Series 2018-1A, Class E, 9.514% (3-Month Term SOFR+521.16 basis points), 4/15/2031[3,4,8]	503,125
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 8.533% (3-Month Euribor+552 basis points), 11/21/2031[3,4]	1,047,908
4,000,000	Grippen Park CLO Ltd. Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,8,9]	54,000
850,000	Highbridge Loan Management Ltd. Series 3A-2014, Class CR, 8.155% (3-Month Term SOFR+386.16 basis points), 7/18/2029[3,4,8]	855,286
1,250,000	Series 5A-2015, Class DR3, 7.302% (3-Month Term SOFR+300 basis points), 10/15/2030[3,4,8]	1,255,844
3,500,000	Series 12A-18, Class SUB, 0.000%, 7/18/2031[3,8,9]	102,550
1,000,000	HPS Loan Management Ltd. Series 13A-18, Class DR, 7.252% (3-Month Term SOFR+295 basis points), 10/15/2030[3,4,8]	1,004,358
2,000,000	Series 15A-19, Class ER, 11.090% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	2,014,782
1,000,000	Magnetite Ltd. Series 2018-20A, Class E, 9.905% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	1,004,665
3,000,000	Series 2020-26A, Class A1R, 5.682% (3-Month Term SOFR+138.16 basis points), 7/25/2034[3,4,8]	3,000,000
750,000	Series 2022-35A, Class ER, 11.550% (3-Month Term SOFR+725 basis points), 10/25/2036[3,4,8]	774,097
1,500,000	Series 2023-39A, Class D1R, 7.000% (3-Month Term SOFR+270 basis points), 1/25/2037[3,4,8]	1,526,080
2,000,000	Series 2021-29A, Class AR, 5.652% (3-Month Term SOFR+135 basis points), 7/15/2037[3,4,8]	2,013,455
1,500,000	Series 2024-44A, Class D1, 7.418% (3-Month Term SOFR+285 basis points), 10/15/2037[3,4,8]	1,515,731
1,000,000	Series 2020-28A, Class D1RR, 7.002% (3-Month Term SOFR+270 basis points), 1/15/2038[3,4,8]	1,017,431
2,000,000	Series 2020-26A, Class D1R2, 0.000% (3-Month Term SOFR+250 basis points), 1/25/2038[3,4,8]	2,000,000
1,000,000	Marble Point CLO Ltd. Series 2018-1A, Class D, 7.569% (3-Month Term SOFR+326.16 basis points), 7/16/2031[3,4,8]	1,003,998

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Menlo CLO Ltd. Series 2024-1A, Class A1, 5.750% (3-Month Term SOFR+142 basis points), 1/20/2038[3,4,8]	$1,511,917
1,375,000	Menlo CLO Ltd. Series 2024-1A, Class D1, 7.580% (3-Month Term SOFR+325 basis points), 1/20/2038[3,4,8]	1,409,430
800,000	Milos CLO Ltd. Series 2017-1A, Class ER, 10.705% (3-Month Term SOFR+641.16 basis points), 10/20/2030[3,4,8]	801,685
1,000,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2021-1A, Class E, 11.302% (3-Month Term SOFR+701.16 basis points), 10/20/2034[3,4,8]	1,010,726
1,250,000	Series 2022-16A, Class E, 11.152% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	1,267,394
1,000,000	Series 2023-19A, Class E, 13.193% (3-Month Term SOFR+890 basis points), 7/20/2036[3,4,8]	1,035,481
1,000,000	Series 2022-18A, Class D1R, 7.393% (3-Month Term SOFR+310 basis points), 10/20/2037[3,4,8]	1,022,636
1,500,000	Series 2022-18A, Class ER, 10.443% (3-Month Term SOFR+615 basis points), 10/20/2037[3,4,8]	1,551,913
750,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 8.504% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,8]	741,380
1,000,000	Series 2019-2A, Class DR, 8.902% (3-Month Term SOFR+460 basis points), 7/15/2037[3,4,8]	1,016,059
1,250,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2024-55A, Class E, 10.790% (3-Month Term SOFR+650 basis points), 4/22/2038[3,4,8]	1,293,221
1,000,000	Series 2018-27A, Class D2R, 8.802% (3-Month Term SOFR+450 basis points), 7/15/2038[3,4,8]	1,015,914
1,175,000	Series 2018-27A, Class ER, 11.052% (3-Month Term SOFR+675 basis points), 7/15/2038[3,4,8]	1,204,209
1,000,000	Series 2024-59A, Class D2, 8.097% (3-Month Term SOFR+380 basis points), 1/23/2039[3,4,8]	1,000,032
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 5.748% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,046,363
1,000,000	New Mountain CLO Ltd. Series CLO-3A, Class E, 11.155% (3-Month Term SOFR+686.16 basis points), 10/20/2034[3,4,8]	1,008,498
1,500,000	Series CLO-1A, Class DRR, 6.770% (3-Month Term SOFR+285 basis points), 1/15/2038[3,4,8]	1,500,000

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	New Mountain CLO Ltd. Series CLO-1A, Class ER, 11.244% (3-Month Term SOFR+694.16 basis points), 10/15/2034[3,4,8]	$1,500,000
1,000,000	Series CLO-5A, Class E, 11.143% (3-Month Term SOFR+685 basis points), 4/20/2036[3,4,8]	1,012,119
500,000	Series CLO-4A, Class E, 12.443% (3-Month Term SOFR+815 basis points), 4/20/2036[3,4,8]	509,631
1,250,000	Newark BSL CLO Ltd. Series 2017-1A, Class CR, 7.712% (3-Month Term SOFR+341.16 basis points), 7/25/2030[3,4,8]	1,257,746
1,500,000	Series 2017-1A, Class D, 10.862% (3-Month Term SOFR+656.16 basis points), 7/25/2030[3,4,8]	1,510,532
1,250,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 9.305% (3-Month Term SOFR+501.16 basis points), 4/20/2034[3,4,8]	1,261,819
2,050,000	OCP CLO Ltd. Series 2014-5A, Class CR, 7.462% (3-Month Term SOFR+316.16 basis points), 4/26/2031[3,4,8]	2,060,713
1,700,000	Series 2019-16A, Class ER, 10.901% (3-Month Term SOFR+661.16 basis points), 4/10/2033[3,4,8]	1,714,381
1,000,000	Series 2023-28A, Class E, 12.708% (3-Month Term SOFR+840 basis points), 7/16/2036[3,4,8]	1,028,000
1,500,000	Series 2023-30A, Class E, 11.387% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,8]	1,533,878
1,000,000	Series 2024-32A, Class D2, 9.050%, 4/23/2037[3,8]	1,019,636
1,750,000	Series 2024-32A, Class E, 11.050% (3-Month Term SOFR+676 basis points), 4/23/2037[3,4,8]	1,800,851
1,025,000	Series 2020-18A, Class A1R2, 5.663% (3-Month Term SOFR+137 basis points), 7/20/2037[3,4,8]	1,028,548
1,500,000	Series 2022-25A, Class A1R, 5.713% (3-Month Term SOFR+142 basis points), 7/20/2037[3,4,8]	1,505,190
1,305,000	Series 2020-18A, Class ER2, 10.543% (3-Month Term SOFR+625 basis points), 7/20/2037[3,4,8]	1,345,285
1,500,000	Series 2021-22A, Class D1R, 7.293% (3-Month Term SOFR+300 basis points), 10/20/2037[3,4,8]	1,531,814
1,500,000	Series 2015-10A, Class D1R3, 7.174% (3-Month Term SOFR+285 basis points), 1/26/2038[3,4,8]	1,528,385
1,500,000	Octagon Investment Partners Ltd. Series 2018-2A, Class C, 7.412% (3-Month Term SOFR+311.16 basis points), 7/25/2030[3,4,8]	1,508,000
1,805,000	Series 2013-1A, Class DR2, 7.062% (3-Month Term SOFR+276.16 basis points), 1/25/2031[3,4,8]	1,810,297

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2018-18A, Class C, 7.269% (3-Month Term SOFR+296.16 basis points), 4/16/2031[3,4,8]	$1,004,728
2,000,000	OHA Credit Funding Ltd. Series 2021-8A, Class D1R, 6.930% (3-Month Term SOFR+265 basis points), 1/20/2038[3,4,8]	2,032,468
1,500,000	OZLM Ltd. Series 2017-21A, Class C, 7.225% (3-Month Term SOFR+293.16 basis points), 1/20/2031[3,4,8]	1,506,592
1,750,000	Series 2014-6A, Class CT, 7.203% (3-Month Term SOFR+290 basis points), 4/17/2031[3,4,8]	1,758,274
1,500,000	Series 2014-6A, Class DS, 10.614% (3-Month Term SOFR+631.16 basis points), 4/17/2031[3,4,8]	1,417,568
1,500,000	Series 2018-20A, Class C, 7.505% (3-Month Term SOFR+321.16 basis points), 4/20/2031[3,4,8]	1,509,330
1,000,000	Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A, Class C, 7.885% (3-Month Term SOFR+359.16 basis points), 10/20/2031[3,4,8]	1,005,496
2,000,000	Post CLO Ltd. Series 2023-1A, Class E, 12.193% (3-Month Term SOFR+790 basis points), 4/20/2036[3,4,8]	2,036,220
1,000,000	Series 2024-1A, Class E, 11.093% (3-Month Term SOFR+680 basis points), 4/20/2037[3,4,8]	1,029,453
2,000,000	Series 2024-2A, Class A1, 5.876% (3-Month Term SOFR+142 basis points), 1/20/2038[3,4,8]	2,010,512
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 11.174% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,8]	722,743
1,000,000	Recette CLO Ltd. Series 2015-1A, Class YRR, 0.100%, 4/20/2034[3,8]	24,403
1,750,000	Series 2015-1A, Class FRR, 13.025% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,8]	1,541,121
1,882,500	Regatta Funding Ltd. Series 2018-4A, Class D, 11.062% (3-Month Term SOFR+676.16 basis points), 10/25/2031[3,4,8]	1,896,244
1,000,000	Series 2019-2A, Class ER, 11.402% (3-Month Term SOFR+710 basis points), 1/15/2033[3,4,8]	1,007,063
3,500,000	Series 2016-1A, Class A1R2, 5.766% (3-Month Term SOFR+141.16 basis points), 6/20/2034[3,4,8]	3,504,746
1,000,000	Series 2016-1A, Class ER2, 11.016% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,8]	1,008,032
1,000,000	Series 2023-2A, Class D, 9.550% (3-Month Term SOFR+525 basis points), 1/25/2037[3,4,8]	1,031,664

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2017-1A, Class D1R, 8.003% (3-Month Term SOFR+370 basis points), 4/17/2037[3,4,8]	$1,018,178
500,000	Series 2017-1A, Class D2R, 9.303% (3-Month Term SOFR+500 basis points), 4/17/2037[3,4,8]	511,097
2,000,000	Series 2017-3A, Class AR, 5.783% (3-Month Term SOFR+148 basis points), 7/17/2037[3,4,8]	2,014,842
1,250,000	Series 2018-1A, Class ER, 11.053% (3-Month Term SOFR+675 basis points), 7/17/2037[3,4,8]	1,272,782
1,000,000	Series 2021-5A, Class D1R, 7.115% (3-Month Term SOFR+280 basis points), 1/20/2038[3,4,8]	1,018,725
1,000,000	Series 2021-5A, Class D2R, 8.315% (3-Month Term SOFR+400 basis points), 1/20/2038[3,4,8]	1,030,684
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 13.065% (3-Month Term SOFR+877.16 basis points), 1/18/2034[3,4,8]	549,926
1,500,000	RR 15 Ltd. Series 2021-15A, Class C, 7.464% (3-Month Term SOFR+316.16 basis points), 4/15/2036[3,4,8]	1,509,646
2,250,000	RR 36 Ltd. Series 2024-36RA, Class C1R, 7.052% (3-Month Term SOFR+275 basis points), 1/15/2040[3,4,8,10]	2,250,000
1,000,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 7.421% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,8]	1,005,722
1,634,198	Series 2015-7RA, Class ARR, 5.402% (3-Month Term SOFR+110 basis points), 7/15/2031[3,4,8]	1,640,087
5,121,212	Signal Peak CLO Ltd. Series 2017-4A, Class SUB, 0.000%, 10/26/2034[3,8,9]	1,155,042
1,000,000	Series 2018-5A, Class D1R, 8.500% (3-Month Term SOFR+420 basis points), 4/25/2037[3,4,8]	1,026,916
2,500,000	Silver Point CLO Ltd. Series 2024-6A, Class A1, 5.967% (3-Month Term SOFR+140 basis points), 10/15/2037[3,4,8]	2,509,475
1,000,000	Series 2024-6A, Class D1, 7.867% (3-Month Term SOFR+330 basis points), 10/15/2037[3,4,8]	1,023,668
3,000,000	Sound Point CLO Ltd. Series 2017-3A, Class C, 7.555% (3-Month Term SOFR+326.16 basis points), 10/20/2030[3,4,8]	3,007,317
1,000,000	Series 2018-2A, Class D, 7.562% (3-Month Term SOFR+326.16 basis points), 7/26/2031[3,4,8]	997,801
1,000,000	Series 2019-3A, Class DR, 8.062% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,8]	970,844

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Symphony CLO Ltd. Series 2016-18A, Class DRR, 7.240% (3-Month Term SOFR+295 basis points), 7/23/2033[3,4,8]	$1,004,519
1,000,000	Symphony Static CLO Ltd. Series 2021-1A, Class E1, 9.912% (3-Month Term SOFR+561.16 basis points), 10/25/2029[3,4,8]	1,006,685
1,000,000	TCI-Flatiron CLO Ltd. Series 2016-1A, Class DR3, 7.303% (3-Month Term SOFR+300 basis points), 1/17/2032[3,4,8]	1,005,764
1,500,000	Series 2016-1A, Class ER3, 10.553% (3-Month Term SOFR+625 basis points), 1/17/2032[3,4,8]	1,510,587
1,000,000	Series 2018-1X, Class ER, 10.705% (3-Month Term SOFR+641.16 basis points), 1/29/2032[3,4]	1,010,523
1,000,000	Thayer Park CLO Ltd. Series 2017-1A, Class ER, 13.425% (3-Month Term SOFR+913.16 basis points), 4/20/2034[3,4,8]	953,639
2,350,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 7.505% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,8]	2,355,109
1,000,000	Series 2015-1A, Class ER, 10.355% (3-Month Term SOFR+606.16 basis points), 10/20/2030[3,4,8]	999,075
1,000,000	Series 2014-2A, Class DR, 7.464% (3-Month Term SOFR+316.16 basis points), 1/15/2031[3,4,8]	1,005,722
1,189,884	Series 2019-3A, Class AR2, 5.362% (3-Month Term SOFR+106 basis points), 4/15/2031[3,4,8]	1,192,939
750,000	Series 2019-3A, Class DR2, 7.402% (3-Month Term SOFR+310 basis points), 4/15/2031[3,4,8]	753,551
2,500,000	TRESTLES CLO Ltd. Series 2017-1A, Class A1RR, 5.760% (3-Month Term SOFR+146 basis points), 7/25/2037[3,4,8]	2,519,617
1,950,000	Series 2018-2A, Class A1R, 5.870% (3-Month Term SOFR+157 basis points), 7/25/2037[3,4,8]	1,971,182
2,000,000	Trinitas CLO Ltd. Series 2023-25A, Class D1, 9.290% (3-Month Term SOFR+500 basis points), 1/23/2037[3,4,8]	2,034,230
2,000,000	Series 2024-29A, Class A1, 5.780% (3-Month Term SOFR+149 basis points), 7/23/2037[3,4,8]	2,015,155
1,121,263	Upland CLO Ltd. Series 2016-1A, Class A1AR, 5.575% (3-Month Term SOFR+128.16 basis points), 4/20/2031[3,4,8]	1,125,576

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.143% (3-Month Term SOFR+285 basis points), 7/20/2032[3,4,8]	$1,007,038
500,000	Voya CLO Ltd. Series 2013-1A, Class CR, 7.514% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,8]	502,203
1,000,000	Series 2014-1A, Class CR2, 7.355% (3-Month Term SOFR+306.16 basis points), 4/18/2031[3,4,8]	1,004,728
1,800,000	Series 2018-1A, Class C, 7.155% (3-Month Term SOFR+286.16 basis points), 4/19/2031[3,4,8]	1,808,657
1,750,000	Series 2018-3A, Class D, 7.564% (3-Month Term SOFR+326.16 basis points), 10/15/2031[3,4,8]	1,761,398
2,500,000	Series 2016-3A, Class CR, 7.805% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,8]	2,518,495
1,000,000	Series 2019-4A, Class ER, 11.274% (3-Month Term SOFR+697.16 basis points), 1/15/2035[3,4,8]	1,011,320
1,125,000	Series 2022-3A, Class ER, 12.293% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,8]	1,163,083
250,000	Series 2022-4A, Class ER, 10.993% (3-Month Term SOFR+670 basis points), 4/20/2037[3,4,8]	257,896
1,000,000	Series 2019-1A, Class D1RR, 7.499% (3-Month Term SOFR+305 basis points), 10/15/2037[3,4,8]	1,019,451
2,000,000	Series 2020-3A, Class ARR, 5.543% (3-Month Term SOFR+125 basis points), 1/20/2038[3,4,8]	2,010,500
1,000,000	Series 2020-3A, Class D1RR, 6.993% (3-Month Term SOFR+270 basis points), 1/20/2038[3,4,8]	1,016,234
1,000,000	Series 2020-3A, Class D2RR, 8.143% (3-Month Term SOFR+385 basis points), 1/20/2038[3,4,8]	1,032,926
1,000,000	Series 2020-2A, Class D2RR, 8.280% (3-Month Term SOFR+400 basis points), 1/20/2038[3,4,8]	1,030,325
2,000,000	Voya Euro CLO DAC Series 1A, Class B2R, 5.150%, 10/15/2037[3,8]	2,110,464
645,792	Wellfleet CLO Ltd. Series 2018-2A, Class A1R, 5.373% (3-Month Term SOFR+108 basis points), 10/20/2031[3,4,8]	647,088
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 7.952% (3-Month Term SOFR+366.16 basis points), 10/22/2031[3,4,8]	754,292
	TOTAL ASSET-BACKED SECURITIES (Cost $329,467,916)	327,659,856

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.268%, 5/10/2044[3,8,9]	$155,173
3,135,423	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	2,663,896
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.755%, 8/10/2031[3,8,9]	329,999
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	63,814
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,818,105)	3,212,882
	CORPORATE — 8.9%
	BASIC MATERIALS — 0.8%
700,000	Celanese U.S. Holdings LLC 0.625%, 9/10/2028[3]	646,727
1,050,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	1,009,312
1,150,000	Herens Midco Sarl 5.250%, 5/15/2029[3]	1,006,548
700,000	SCIL USA Holdings LLC 5.375%, 11/1/2026[3,8]	695,072
		3,357,659
	COMMUNICATIONS — 0.7%
750,000	Altice Financing S.A. 5.000%, 1/15/2028[3,7,8]	607,324
725,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 5/1/2027[3,8]	713,219
875,000	ION Trading Technologies Sarl 5.750%, 5/15/2028[3,7,8]	825,829
1,075,000	Match Group, Inc. 4.625%, 6/1/2028[3,8]	1,040,062
		3,186,434
	CONSUMER, CYCLICAL — 0.9%
1,160,000	Deuce Finco Plc 5.500%, 6/15/2027[3]	1,414,183
825,000	International Game Technology PLC 5.250%, 1/15/2029[3,7,8]	815,719
1,075,000	VOC Escrow Ltd. 5.000%, 2/15/2028[3,7,8]	1,057,531

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
800,000	ZF Finance GmbH 2.250%, 5/3/2028[3]	$771,876
		4,059,309
	CONSUMER, NON-CYCLICAL — 1.7%
875,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.625%, 6/1/2028[3,7,8]	834,951
805,000	B&G Foods, Inc. 5.250%, 9/15/2027[3]	764,833
950,000	CAB SELAS 3.375%, 2/1/2028[3]	933,124
825,000	Cheplapharm Arzneimittel GmbH 3.500%, 2/11/2027[3]	809,435
695,000	Grifols Escrow Issuer S.A. 4.750%, 10/15/2028[3,7,8]	649,825
982,000	HAH Group Holding Co. LLC 9.750%, 10/1/2031[3,8]	988,382
775,000	House of HR Group B.V. 9.000%, 11/3/2029[3]	817,254
850,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/2027[3,8]	804,313
925,000	Triton Water Holdings, Inc. 6.250%, 4/1/2029[3,8]	922,688
		7,524,805
	ENERGY — 1.3%
775,000	Buckeye Partners LP 4.500%, 3/1/2028[3,8]	749,813
300,000	Murray Energy Corp. 11.250%, 10/17/2027*,3,8,10,11	—
950,000	Nabors Industries Ltd. 7.500%, 1/15/2028[3,7,8]	917,937
1,000,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,12]	950,077
975,000	Star Holding LLC 8.750%, 8/1/2031[3,8]	950,401
975,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/2028[3,8]	954,419
1,025,000	Venture Global LNG, Inc. 8.125%, 6/1/2028[3,8]	1,072,406
		5,595,053

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL — 1.1%
500,000	Acrisure LLC / Acrisure Finance, Inc. 7.500%, 11/6/2030[3,8]	$517,291
500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 4.250%, 10/15/2027[3,8]	484,147
825,000	Blackstone Mortgage Trust, Inc. 3.750%, 1/15/2027[3,8]	788,294
1,100,000	CoreLogic, Inc. 4.500%, 5/1/2028[3,8]	1,031,225
750,000	Howden UK Refinance PLC 8.125%, 2/15/2032[3,7,8]	769,648
1,075,000	Iron Mountain, Inc. 5.000%, 7/15/2028[3,8]	1,053,500
		4,644,105
	INDUSTRIAL — 0.7%
675,000	Graphic Packaging International LLC 3.500%, 3/15/2028[3,8]	638,719
275,000	Quikrete Holdings, Inc. 6.375%, 3/1/2032[3,8]	275,000
750,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,8]	747,187
350,000	Standard Industries, Inc. 4.750%, 1/15/2028[3,8]	340,375
1,000,000	Trivium Packaging Finance B.V. 8.500%, 8/15/2027[3,7,8]	1,001,354
		3,002,635
	TECHNOLOGY — 0.9%
675,000	ams-OSRAM A.G. 12.250%, 3/30/2029[3,7,8]	670,764
750,000	Central Parent, Inc. / CDK Global, Inc. 7.250%, 6/15/2029[3,8]	713,078
1,050,000	Entegris, Inc. 4.375%, 4/15/2028[3,8]	1,014,563
540,000	Rocket Software, Inc. 6.500%, 2/15/2029[3,8]	513,000
900,000	Virtusa Corp. 7.125%, 12/15/2028[3,8]	884,464
		3,795,869
	UTILITIES — 0.8%
750,000	Atlantica Sustainable Infrastructure PLC 4.125%, 6/15/2028[3,7,8]	709,455

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
1,300,000	Calpine Corp. 4.500%, 2/15/2028[3,8]	$1,267,500
725,000	Clearway Energy Operating LLC 4.750%, 3/15/2028[3,8]	700,531
900,000	Vistra Operations Co. LLC 4.375%, 5/1/2029[3,8]	856,125
		3,533,611
	TOTAL CORPORATE (Cost $38,878,264)	38,699,480
	TOTAL BONDS (Cost $372,164,285)	369,572,218

Number of Shares
	EXCHANGE-TRADED FUNDS — 0.2%
15,000	Palmer Square CLO Senior Debt ETF[13]	303,900
15,000	Palmer Square Credit Opportunities ETF[13]	305,250
	TOTAL EXCHANGE-TRADED FUNDS (Cost $608,343)	609,150

Number of Contracts
	PURCHASED OPTION CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
50	Transdigm Group, Inc. Exercise Price: $1,100.00, Notional Amount: $5,500,000, Expiration Date: May 16, 2025*	57,250
	TOTAL PUT OPTIONS (Cost $190,001)	57,250
	TOTAL PURCHASED OPTION CONTRACTS (Cost $190,001)	57,250

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 8.5%
36,893,793	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.20%[14,15]	$36,893,793
	TOTAL SHORT-TERM INVESTMENTS (Cost $36,893,793)	36,893,793
	TOTAL INVESTMENTS — 110.5% (Cost $482,623,013)	479,762,716
	Liabilities in Excess of Other Assets — (10.5)%	(45,466,427)
	TOTAL NET ASSETS — 100.0%	$434,296,289

Principal Amount[1]
	SECURITIES SOLD SHORT — (0.2)%
	BONDS — (0.2)%
	CORPORATE — (0.2)%
	COMMUNICATIONS — (0.2)%
(1,000,000)	Telenet Finance Luxembourg Notes Sarl 3.500%, 3/1/2028[3]	(1,031,269)
	TOTAL CORPORATE (Proceeds $1,031,029)	(1,031,269)
	TOTAL BONDS (Proceeds $1,031,029)	(1,031,269)
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,031,029)	$(1,031,269)

EUR – Euro

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

[7]	Foreign security denominated in U.S. Dollars.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $348,282,580 which represents 80.19% of total net assets of the Fund.
[9]	Variable rate security.
[10]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[11]	Security is in default.
[12]	Convertible security.
[13]	Affiliated company.
[14]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $2,124,236, which represents 0.49% of total net assets of the Fund.
[15]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (Moody’s/ S&P)	Pay/(b) Receive Fixed Rate	Fixed/Rate Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan
Renault SA CDS EUR SR 5Y		Pay	1%/Quarterly	12/20/29	$4,250,000	$115,630	$(51,546)	$64,084
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$115,630	$(51,546)	$64,084

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at January 31, 2025.
(b)	If Palmer Square Opportunistic Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Opportunistic Income Fund is receiving a fixed rate, Palmer Square Opportunistic Income Fund acts as guarantor of the variable instrument.

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At January 31, 2025	Unrealized Appreciation (Depreciation)
EUR	JP Morgan	EUR per USD	3/5/2025	(2,750,000)	$(2,900,474)	$(2,857,229)	$43,245
EUR	JP Morgan	EUR per USD	3/25/2025	(4,498,500)	(4,692,968)	(4,678,411)	14,557
EUR	JP Morgan	EUR per USD	4/24/2025	(5,500,000)	(5,745,234)	(5,729,291)	15,943
EUR	JP Morgan	EUR per USD	5/8/2025	(2,000,000)	(2,178,984)	(2,085,461)	93,523
EUR	JP Morgan	EUR per USD	10/15/2025	(2,000,000)	(2,216,110)	(2,104,525)	111,585
EUR	JP Morgan	EUR per USD	12/2/2025	(2,600,000)	(2,786,334)	(2,743,251)	43,083
					$(20,520,104)	$(20,198,168)	$321,936
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(20,520,104)	$(20,198,168)	$321,936

EUR – Euro

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of January 31, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	75.5%
Corporate	8.9%
Commercial Mortgage-Backed Securities	0.7%
Total Bonds	85.1%
Bank Loans	16.7%
Exchange-Traded Funds	0.2%
Purchased Option Contracts
Put Options	0.0%
Total Purchased Option Contracts	0.0%
Short-Term Investments	8.5%
Total Investments	110.5%
Liabilities in Excess of Other Assets	(10.5)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of January 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $482,433,012)	$479,705,466
Purchased options contracts, at value (cost $190,001)	57,250
Foreign currency, at value (cost $1,333,556)	1,331,347
Cash	5,234,954
Cash held at broker for securities sold short and swap contracts	849,774
Receivables:
Unrealized appreciation on forward foreign currency exchange contracts	321,936
Investment securities sold	1,744,950
Fund shares sold	272,871
Premiums paid on open swap contracts	115,630
Interest	2,489,488
Prepaid legal fees	35,795
Prepaid commitment fees	27,527
Prepaid expenses	93,339
Total assets	492,280,327

Liabilities:
Securities sold short, at value (proceeds $1,031,029)	1,031,269
Payables:
Unrealized depreciation on open swap contracts	51,546
Investment securities purchased	14,463,363
Funds borrowed	41,700,000
Advisory fees	360,423
Shareholder servicing fees (Note 6)	97,834
Fund accounting and administration fees	66,043
Transfer agent fees and expenses	68,897
Custody fees	27,160
Trustees’ fees and expenses	30,609
Commitment fees payable (Note 12)	22,621
Legal fees	16,394
Auditing fees	10,032
Interest on borrowings	6,668
Interest on securities sold short	1,692
Accrued other expenses	29,487
Total liabilities	57,984,038

Net Assets	$434,296,289

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$433,302,788
Total distributable earnings (accumulated deficit)	993,501
Net Assets	$434,296,289

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$434,296,289
Shares of beneficial interest issued and outstanding	24,112,864
Redemption price per share	$18.01

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2025 (Unaudited)

Investment Income:
Interest	$21,917,622
Total investment income	21,917,622

Expenses:
Advisory fees	2,031,784
Shareholder servicing fees (Note 6)	255,973
Fund accounting and administration fees	180,174
Transfer agent fees and expenses	68,806
Custody fees	13,059
Interest on borrowings (Note 12)	1,296,473
Commitment fees (Note 12)	174,802
Legal fees	77,367
Trustees’ fees and expenses	45,706
Registration fees	26,215
Insurance fees	25,522
Miscellaneous	24,921
Shareholder reporting fees	21,082
Brokerage expense	16,163
Auditing fees	10,232
Interest on securities sold short	4,899
Net expenses	4,273,178
Net investment income (loss)	17,644,444

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(56,274)
Purchased options contracts	(110,966)
Securities sold short	30,106
Forward contracts	687,228
Swap contracts	17,357
Foreign currency transactions	(160,250)
Net realized gain (loss)	407,201
Net change in unrealized appreciation (depreciation) on:
Investments	(1,393,441)
Purchased options contracts	28,944
Securities sold short	(240)
Forward contracts	339,343
Swap contracts	(29,607)
Foreign currency translations	(8,228)
Net change in unrealized appreciation (depreciation)	(1,063,229)
Net realized and unrealized gain (loss)	(656,028)

Net Increase (Decrease) in Net Assets from Operations	$16,988,416

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$17,644,444	$32,243,575
Net realized gain (loss) on investments, securities sold short, forward contracts, swap contracts and foreign currency	407,201	546,285
Net change in unrealized appreciation (depreciation) on investments, purchased options contracts, forward contracts, swap contracts, and foreign currency	(1,063,229)	12,469,534
Net increase (decrease) in net assets resulting from operations	16,988,416	45,259,394

Distributions to Shareholders:
Total distributions to shareholders	(18,586,413)	(30,127,100)

Capital Transactions:
Net proceeds from shares sold	71,350,740	151,549,688
Reinvestment of distributions	3,247,002	5,432,697
Cost of shares redeemed	(22,536,858)	(78,660,060)
Net increase (decrease) in net assets from capital transactions	52,060,884	78,322,325

Total increase (decrease) in net assets	50,462,887	93,454,619

Net Assets:
Beginning of period	383,833,402	290,378,783
End of period	$434,296,289	$383,833,402

Capital Share Transactions:
Shares sold	3,949,746	8,533,422
Shares reinvested	181,847	309,564
Shares redeemed	(1,246,897)	(4,505,494)
Net increase (decrease) in capital share transactions	2,884,696	4,337,492

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF CASH FLOWS

For the Six Months Ended January 31, 2025 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$16,988,416
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(184,735,901)
Sales of long-term portfolio investments	134,129,868
Purchased options contracts	(190,001)
Sale of options contracts	57,254
Proceeds from securities sold short	2,167,751
Cover short securities	(1,107,281)
Purchase of short-term investments, net	(1,979,214)
Return of capital dividends received	4,120,893
Decrease in foreign currency	69,305
Increase in cash held by broker	(575,918)
Increase in investment securities sold receivable	(1,001,570)
Increase in premiums paid on open swap contracts	(3,997)
Increase in interest receivable	(109,921)
Decrease in prepaid expenses	20,805
Decrease in investment securities purchased	(2,207,023)
Increase in advisory fees payable	42,163
Increase in shareholder servicing fees payable	45,083
Increase in interest on securities sold short	1,692
Increase in accrued expenses payable	30,467
Net amortization on investments	(1,183,877)
Net realized gain	(1,603,109)
Net change in unrealized appreciation/depreciation	1,055,001
Net cash used for operating activities	(35,969,114)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	71,644,537
Cost of shares redeemed	(22,536,858)
Dividends paid to shareholders, net of reinvestments	(15,339,411)
Draw on line of credit	3,450,000
Net cash provided by (used for) financing activities	37,218,268

Net increase in cash	1,249,154

Cash:
Beginning of period	3,985,800
End of period	$5,234,954

Non cash financing activities not included herein consist of $3,247,002 of reinvested dividends.
Cash paid for interest on securities sold short during the period was $3,207.
Cash paid for interest on borrowings during the period was $1,296,970.

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended January 31, 2025	For the Year Ended July 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.08	$17.19	$16.74	$18.86	$16.82	$18.64
Income from Investment Operations:
Net investment income (loss)[1]	0.79	1.82	1.56	1.08	1.02	1.14
Net realized and unrealized gain (loss)	(0.04)	0.78	0.48	(1.95)	1.95	(1.82)
Total from investment operations	0.75	2.60	2.04	(0.87)	2.97	(0.68)
Less Distributions:
From net investment income	(0.73)	(1.71)	(1.56)	(0.90)	(0.93)	(1.14)
From net realized gains	(0.09)	-	(0.03)	(0.35)	-	-
Total distributions	(0.82)	(1.71)	(1.59)	(1.25)	(0.93)	(1.14)

Net asset value, end of period	$18.01	$18.08	$17.19	$16.74	$18.86	$16.82

Total return[2]	4.28%[5]	15.82%	13.04%	(4.96)%	17.96%	(3.36)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$434,296	$383,833	$290,379	$261,381	$213,306	$213,535

Ratio of expenses to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[3]	2.10%[6]	2.34%	2.28%	1.50%	1.50%	1.62%
After fees waived and expenses absorbed/recovered[3]	2.10%[6]	2.34%	2.28%	1.50%	1.57%	1.69%

Ratio of net investment income to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed/recovered	8.68%[6]	10.23%	9.34%	5.98%	5.63%	6.70%
After fees waived and expenses absorbed/recovered	8.68%[6]	10.23%	9.34%	5.98%	5.56%	6.63%

Senior Securities
Total borrowings (000’s omitted)	$41,700	$38,250	$29,750	$13,000	$-	$-
Asset coverage per $1,000 unit of senior indebtedness [4]	$11,415	$11,035	$10,761	$21,106	$-	$-

Portfolio turnover rate	34%[5]	59%	53%	82%	111%	153%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If brokerage expense, commitment fees, interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.73% for the six months ended January 31, 2025, 0.90%, 0.87%, 0.09%, 0.07%, and 0.19%, for the years ended July 31, 2024, 2023, 2022, 2021, and 2020, respectively.
[4]	As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the 1940 Act.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

January 31, 2025 (Unaudited)

Note 1 – Organization

The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on May 1, 2014, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”) per Share. Subject to applicable law and approval of the Board of Trustees of the Fund (the “Board” or “Board of Trustees”), the Fund will seek to conduct such quarterly repurchase offers typically for between 5-10% of the Fund’s outstanding Shares at NAV per Share. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Consolidation of Subsidiary

On June 2, 2022, PSOIX Funding I LLC (“PSOIX SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of PSOIX SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of January 31, 2025, the total net assets of the PSOIX SPV were $23,859,518 or approximately 5.49% of the Fund’s total net assets.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

(b) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly, or as required. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At January 31, 2025, such collateral is denoted in the Fund’s Consolidated Statement of Assets and Liabilities. Also, in conjunction with the use of futures contracts or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At January 31, 2025, these segregated margin deposit accounts are denoted in the Fund’s Consolidated Statement of Assets and Liabilities.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(f) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund did not enter into any transactions in written swaptions contracts for the six months ended January 31, 2025.

(g) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(h) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

(i) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(j) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(k) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(l) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(m) Distributions to Shareholders

The Fund will make quarterly distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

(n) Counterparty Risks

The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Note 3 – Investment Advisory and Other Agreements

The Fund entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive or reduce its management fees and/or reimburse expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest on borrowings, commitment fees relating to borrowings, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. This agreement is in effect until December 1, 2025, and it may be terminated before that date only by the Fund’s Board of Trustees.

The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Fund has recovered all previously available expenses.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended January 31, 2025, are reported on the Consolidated Statement of Operations.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended January 31, 2025, no credits were earned to reduce total fees.

Certain trustees and officers of the Trust are employees of the Advisor and its affiliate. The Fund does not compensate trustees and officers affiliated with the Fund’s Advisor.

Note 4 – Federal Income Taxes

At January 31, 2025, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$481,619,212

Gross unrealized appreciation	$9,171,704
Gross unrealized depreciation	(12,059,469)

Net unrealized appreciation (depreciation) on investments	$(2,887,765)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of July 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,321,723
Undistributed long-term capital gains	-
Accumulated earnings (deficit)	4,431,723

Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on investments	(1,571,691)
Unrealized appreciation (depreciation) on foreign currency translations, forwards, swaps, and options contracts	(158,534)
Total accumulated earnings (deficit)	$2,591,498

The fund utilized $910,632 of its capital loss carryforwards during the year ended July 31, 2024.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

The tax character of distributions paid during the fiscal years ended July 31, 2024 and July 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$30,127,100	$25,164,403
Net long-term capital gains	-	553,081
Total taxable distributions	30,127,100	25,717,484
Total distributions paid	$30,127,100	$25,717,484

The Palmer Square Opportunistic Income Fund designates $0 as a long-term capital gain distribution.

Note 5 – Investment Transactions

For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts, swaption contracts and swap contracts, were $183,793,523 and $133,493,138, respectively. Proceeds from securities sold short and cover short securities were $2,167,751 and $1,107,281, respectively, for the same period.

Note 6 – Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended January 31, 2025, shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$72,630,305	$-	$72,630,305
Bonds
Asset-Backed Securities	-	325,409,856	2,250,000	327,659,856
Commercial Mortgage-Backed Securities	-	3,212,882	-	3,212,882
Corporate*	-	38,699,480	-	38,699,480
Exchange-Traded Funds	609,150	-	-	609,150
Short-Term Investments	36,893,793	-	-	36,893,793
Total Investments	37,502,943	439,952,523	2,250,000	479,705,466
Purchased Option Contracts	57,250	-	-	57,250
Total Investments and Purchased Option Contracts	$37,560,193	$439,952,523	$2,250,000	$479,762,716
Other Financial Instruments**
Forward Contracts	-	321,936	-	321,936
Total Assets	$37,560,193	$440,274,459	$2,250,000	$480,084,652

Liabilities
Securities Sold Short
Bonds
Corporate*	$-	$1,031,269	$-	$1,031,269
Total Securities Sold Short	-	1,031,269	-	1,031,269
Other Financial Instruments**
Credit Default Swap Contracts	-	51,546	-	51,546
Total Liabilities	$-	$1,082,815	$-	$1,082,815

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Consolidated Schedule of Investments.
**	Other financial instruments are derivative instruments, such as forward contracts and swap contracts. Forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Asset-Backed Securities
Beginning balance July 31, 2024	$2,500,000
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(2,519,617)
Total realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	19,617
Net purchases	2,250,000
Return of Capital	-
Net sales	-
Balance as of January 31, 2025	$2,250,000

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2025:

Asset Class	Fair Value at 1/31/2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Asset-Backed Securities	$2,250,000	Market Approach	Precedent Transaction	$100.00	N/A	Increase
Corporate Bond	$-	Asset Approach	Expected Remaining Proceeds	$0.00	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of January 31, 2025 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Total
Assets
Purchased option contracts, at fair value	$-	$57,250	$-	$57,250
Unrealized appreciation on forward foreign currency exchange contracts	-	-	321,936	321,936
	$-	$57,250	$321,936	$379,186

Liabilities
Unrealized depreciation on open swap contracts	$51,546	$-	$-	$51,546
	$51,546	$-	$-	$51,546

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased option contracts	$-	$(110,966)	$-	$(110,966)
Forward contracts	-	-	687,228	687,228
Swap contracts	17,357	-	-	17,357
	$17,357	$(110,966)	$687,228	$593,619

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased option contracts	$-	$28,944	$-	$28,944
Forward contracts	-	-	339,343	339,343
Swap contracts	(29,607)	-	-	(29,607)
	$(29,607)	$28,944	$339,343	$338,680

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

The notional amount is included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative instruments as of January 31, 2025 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Credit default swap contracts	Notional amount	$3,083,333
Equity contracts	Purchased option contracts	Notional amount	2,920,833
Foreign exchange contracts	Forward contracts	Notional amount	(19,421,833)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Description/Financial Instrument/Statement of		Gross Amounts Presented in Consolidated Statement of	Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Assets and Liabilities Category	Counterparty	Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts – liability payable	J.P. Morgan	$51,546	$-	(51,546)	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

Note 11 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Funds have ownership of a least 5% of the voting securities or any securities issued by Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables below reflect transactions during the period with entities that are affiliates as of January 31, 2025, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Exchange-Traded Funds - 0.2%
Palmer Square CLO Senior Debt ETF	$-	$303,693	$-	$-	$207	$303,900	$-
Palmer Square Credit Opportunities ETF	-	304,650	-	-	600	305,250	-
Total	$-	$608,343	$-	$-	$807	$609,150	$-

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Exchange-Traded Funds
Palmer Square CLO Senior Debt ETF	-	15,000	-	-	15,000
Palmer Square Credit Opportunities ETF	-	15,000	-	-	15,000
Total	-	30,000	-	-	30,000

Note 12 – Line of Credit

The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 10% of the adjusted net assets of the Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the Wall Street Journal Prime rate minus 50bps, with a minimum rate of 6.00%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the six months ended January 31, 2025 were $12,591. The Fund did not borrow under the line of credit agreement during the six months ended January 31, 2025.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

PSOIX SPV has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with Bank of America, n.a. The Fund is permitted to borrow up to $75,000,000 under the Facility. The purpose of the Facility is to provide financing for investment purposes. Loans under the Facility may be base rate loans or SOFR loans. Base rate loans will bear interest at the highest of (a) the Federal Funds Rate plus 1/2 of 1%, (b) the Prime Rate in effect for such day (c) SOFR published on such day by the SOFR Administrator on the Federal Reserve Bank of New York’s website (or any successor source) plus 0.10% and (d) 0.00%. SOFR loans bear interest at the rate of 1.40% plus the Secured Overnight Financing Rate as administered by the Federal Reserve Bank of New York. The Facility requires the payment of 1.30% on the First Unused Amount (on and after the closing date and prior to the five-month anniversary of the closing date, $0; on and after the five-month anniversary of the closing date, the greater of $0 and an amount equity to 70% of the aggregate commitments minus total outstanding loans). The facility also requires the payment of 0.50% on the Second Unused Amount (on and after the closing date and prior to the five-month anniversary of the closing date, aggregate commitments minus total outstanding loans; on and after the five-month anniversary of the closing date, the aggregate commitments minus the greater of total outstanding loans and 70% of the aggregate commitments). The Fund paid $187,500 to Lender as an upfront fee in connection with this Credit Agreement. Such amount is shown as Prepaid commitment fees in the Consolidated Statement of Assets and Liabilities, and it is being amortized over a three-year period from the date of payment. For the six months ended January 31, 2025, the average daily balance outstanding and weighted average interest rate were $40,742,935 and 3.18%, respectively. The commitment fees and interest on borrowings for the six months ended January 31, 2025 were $162,211 and $1,296,473, respectively. As of January 31, 2025, the outstanding line of credit balance was $41,700,000. The maximum amount borrowed was $41,700,000 on October 8, 2024 through January 31, 2025.

Note 13 – Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares. The minimum initial investment in the Fund by any investor is $100,000. However, there is no initial or subsequent investment minimums for accounts maintained by financial institutions (such as registered investment advisers and trusts) for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans (e.g., 401(k) or 457(b) retirement plans; (3) mutual fund platforms; and (4) consulting firms. In addition, there is no initial or subsequent investment minimum for Trustees or officers of the Fund, directors, officers and employees of Palmer Square Capital Management, LLC (the “Advisor”) or Foreside Fund Services, LLC (the “Distributor”) or any of their affiliates. Minimum investment amounts may be waived in the discretion of the Fund or the Advisor. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares but will use commercially reasonable efforts to sell the shares.

A substantial portion of the Fund’s investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV outstanding shares of the Fund. The results of the repurchase offers conducted for the six months ended January 31, 2025 are as follows:

Commencement Date	Repurchase Request Deadline	Repurchase Pricing date	Net Asset Value as of Repurchase Offer Date	Shares Repurchased	Amount Repurchased	Percentage of Outstanding Shares Repurchased
July 12, 2024	August 7, 2024	August 7, 2024	$18.06	799,434.787	$14,437,792.25	3.73%
October 11, 2024	November 6, 2024	November 6, 2024	$18.10	447,462.159	$8,099,065.08	1.96%

Note 14 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Consolidated Statement of Assets and Liabilities. As of January 31, 2025, the total unfunded amount was 0.3% of the Fund’s net assets.

As of January 31, 2025, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Accession Risk Management Group, Inc.	$1,386,111	$1,386,111	$1,384,378	$(1,733)

Note 15 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 16 – New Accounting Pronouncements and Regulatory Updates

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

January 31, 2025 (Unaudited)

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 17 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared the payment of a distribution to be paid, on March 21, 2025, to shareholders of record on March 20, 2025 as follows:

Long-Term Capital Gain	Short-Term Capital Gain	Income
$-	$-	$0.27465

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements

At a meeting held on August 15, 2024, the Board of Trustees (the “Board”) of Palmer Square Opportunistic Income Fund (the “Trust” or the “Fund”), each member of which is not an “interested person” of the Trust (collectively, the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement between Palmer Square Capital Management LLC (the “Investment Advisor”) and the Trust, and the Investment Advisory Agreement between PSOIX Funding I LLC (the “Subsidiary”) and the Investment Advisor (each, an “Advisory Agreement,” and together, the “Advisory Agreements”), each for an additional one-year term. References to the “Fund” in this discussion should be read to also refer to the Subsidiary, where the context requires. In approving renewal of the Advisory Agreements, the Board determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreements from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s financial condition, certain compliance policies and procedures, and personnel providing services to the Fund and their compensation structure; reports comparing the performance results of the Fund with the returns of the Bloomberg U.S. Aggregate Bond Index (the “Index”), a group of comparable actively-managed interval funds selected by Broadridge Financial Solutions, Inc. (the “Peer Group”), and a custom category consisting of actively-managed interval funds from Morningstar, Inc.’s Nontraditional Bond and Multi-Sector Bond universes (the “Fund Universe”) for various periods ended June 30, 2024; reports comparing the investment advisory fee and total expenses of the Fund with those of its Peer Group and Fund Universe; and information regarding the Investment Advisor’s estimated profitability from its overall relationship with the Fund. With respect to the Fund’s performance and fees, the Board noted the Investment Advisor’s view that the Fund has a unique investment strategy, which makes construction of a meaningful peer group and selection of a benchmark index challenging. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreements. In addition, the Board considered information reviewed by the Board at other Board and Board committee meetings. After reviewing the materials with representatives of the Investment Advisor, the Board met separately to consider the renewal of the Advisory Agreements.

In approving renewal of the Advisory Agreements, the Board considered a variety of factors, including those discussed below. In its deliberations, the Board did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of the Fund. The materials the Board reviewed indicated that the total returns of the Fund for the one-, three- and five-year periods had outperformed the Index returns. The meeting materials further indicated the Fund’s returns had outperformed the Fund Universe and Peer Group medians for the one-, three- and five-year periods. The Board also considered the effects of leverage on the Fund’s performance, through the Subsidiary’s use of a credit facility arrangement with Bank of America N.A.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the day-to-day activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the maintenance and growth of Fund assets, and the Investment Advisor’s compliance structure and compliance procedures.

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that (i) the investment advisory fee was below the Fund Universe and Peer Group medians; (ii) the total expenses paid was below the Peer Group median on both a gross and net basis, and the Fund Universe median on a gross basis; and (iii) the total expenses paid was above the Fund Universe median on a net basis, but below the highest quartile of total expenses of the Fund Universe on a net basis. The Board also noted that the Fund’s advisory fee is lower than the advisory fee that the Investment Advisor charges for a private fund with a similar objective and policies as the Fund. The Board further noted the Investment Advisor charges varying advisory fees to separately managed accounts with similar objectives and policies as the Fund, and that certain of these accounts are charged the same rate as the Fund, while others are charged up to 75 basis points less than the Fund. The Board observed, however, that management of interval fund assets requires certain additional services, including compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s separately managed accounts. The Board also considered the Investment Advisor’s management of the Fund’s unique investment strategy and interval fund structure. The Board concluded that the compensation payable to the Investment Advisor under the Advisory Agreements was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund and the Fund’s expenses were reasonable.

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board also considered information prepared by the Investment Advisor relating to its costs associated with providing services to, and profits with respect to, the Fund for the 12-month period ended June 30, 2024. The Board determined that the Investment Advisor’s profit level with respect to the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (in addition to its receipt of investment advisory fees), including beneficial effects from the review by the Fund’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board noted that although the Fund has no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board concluded that renewal of the Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreements with respect to the Fund and Subsidiary.

Palmer Square Opportunistic Income Fund

EXPENSE EXAMPLE

For the Six Months Ended January 31, 2025 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2024 to January 31, 2025.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	8/1/24	1/31/25	8/1/24-1/31/25
Actual Performance	$ 1,000.00	$ 1,042.80	$ 10.82
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,014.61	$ 10.67

*	Expenses are equal to the Fund’s annualized expense ratio of 2.10% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

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Palmer Square Opportunistic Income Fund

Investment Advisor

Palmer Square Capital Management LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Opportunistic Income Fund	PSOIX	611776 105

Privacy Principles of the Palmer Square Opportunistic Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Opportunistic Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 933-9033 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files its complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Opportunistic Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable for closed-end investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable for closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the report to shareholders filed under Item 1 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Not applicable to this semi-annual report.

(a)(3)	Not applicable to this semi-annual report.

(a)(4)	Not applicable to this semi-annual report.

(b)           There has been no change, as of the date of the filing of this semi-annual report on Form N-CSR, to any of the portfolio managers identified in response to paragraph (a)(1) of this item in the Company’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a) (1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Palmer Square Opportunistic Income Fund

By (Signature and Title)	/s/ Jeffrey D. Fox
Jeffrey D. Fox, President and Principal Executive Officer Treasurer and Principal Financial Officer

Date	4/10/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffrey D. Fox
Jeffrey D. Fox, President and Principal Executive Officer Treasurer and Principal Financial Officer

Date	4/10/25